Net Loss Per Share Attributable to Common Stockholders (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of Antidilutive Securities Excluded From Computation of Earnings Per Share

	March 31,
	2022	2021
Redeemable convertible preferred stock	—	22,359,669
Options to purchase common stock	8,113,589	2,871,594
Unvested shares of restricted common stock from early exercises	17,820	34,647
Restricted stock units	702,663	—
Restricted stock units—executive officer	952,804	—

Total	9,786,876	25,265,910

	December 31,
	2021	2020
Redeemable convertible preferred stock	24,785,564	14,388,857
Options to purchase common stock	5,598,073	1,910,310
Unvested shares of restricted common stock from early exercises	757	41,834
Restricted stock units	952,804	—

Total	31,337,198	16,341,001